Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP, 401(K) Plan
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table is presented by level within the fair value hierarchy and provides a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024. Significant transfers between levels within the fair value hierarchy are recognized as they occur. During 2025 and 2024, there were no transfers between Level 1, 2 or 3 categories.
Investments measured at fair value as of December 31, 2025 and December 31, 2024 were:

	Pricing Category	2025	2024
Williams-Sonoma, Inc. Stock Fund	Level 1	$198,071,076	$216,879,923
Mutual funds	Level 1	190,624,336	159,072,003
Schwab Personal Choice Retirement Account	Level 1	17,320,930	14,283,226
Total investments classified within the fair value hierarchy		406,016,342	390,235,152
Investments measured at net asset value[1]		462,333,487	394,391,463
Total investments measured at fair value		$868,349,829	$784,626,615

1 These investments are measured at fair value using net asset value (or its equivalent) as a practical expedient, and are therefore not classified within the fair value hierarchy. They are included in the table above to provide a reconciliation of total investments to the Statements of Net Assets Available for Benefits.